Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds IV
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Document Creation Date	dei_DocumentCreationDate	Aug. 13, 2021